Commitments and Contingencies - Contractual Obligations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Operating lease obligations, Due 2018	$ 1,230
Operating lease obligations, Due 2019	1,213
Operating lease obligations, Due 2020	1,202
Operating lease obligations, Due 2021	1,097
Operating lease obligations, Due 2022	557
Operating lease obligations, Due Thereafter	0
Operating lease obligations	5,299
Capital lease obligations, Due 2018	34
Capital lease obligations, Due 2019	34
Capital lease obligations, Due 2020	3
Capital lease obligations, Due 2021	0
Capital lease obligations, Due 2022	0
Capital lease obligations, Due Thereafter	0
Capital lease obligations	71
Total contractual obligations, Due 2018	1,264
Total contractual obligations, Due 2019	1,247
Total contractual obligations, Due 2020	1,205
Total contractual obligations, Due 2021	1,097
Total contractual obligations, Due 2022	557
Total contractual obligations, Due Thereafter	0
Total contractual obligations	$ 5,370